Significant Accounting Policies (Details) - Schedule of Change of Our Financial Results in Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Change of Our Financial Results in Balance Sheets [Line Items]
Other current assets	$ 432	$ 589
Right of use assets, net	1,011	1,263
Trade accounts payables	198	152
Other accounts payables	1,026	1,216
Current lease liabilities	290	268
Financial liabilities at fair value	1,470	26
Long term lease liabilities	588	873
Loan from the Israeli Innovation Authority (“IIA”)
Foreign exchange reserve
Share capital and additional paid in capital	61,259	57,866
Accumulated losses	(55,521)	(44,235)
Total Shareholders’ Equity	$ 5,738	13,631	$ 23,728	$ (1,332)
Previously Reported [Member]
Schedule of Change of Our Financial Results in Balance Sheets [Line Items]
Other current assets		591
Right of use assets, net		1,107
Trade accounts payables		150
Other accounts payables		1,217
Current lease liabilities		329
Financial liabilities at fair value		368
Long term lease liabilities		728
Loan from the Israeli Innovation Authority (“IIA”)		398
Foreign exchange reserve		(1,928)
Share capital and additional paid in capital		53,814
Accumulated losses		(39,064)
Total Shareholders’ Equity		$ 12,822